Financial Instruments - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Other
Derivative [Line Items]
Concentration of credit risk	¥ 283,274	¥ 259,218
Receivables Held For Sale
Derivative [Line Items]
Concentration of credit risk	¥ 1,237,437	¥ 1,149,081